Share-Based Compensation - RSU activity (Details) - Restricted shares units	12 Months Ended
Dec. 31, 2018 USD ($) item $ / shares shares
Share-Based Compensation
Contractual term	10 years
Annual Vesting percentage	25.00%
Vesting number of anniversaries | item	4
Exercise price (in dollars per share)	$ 0
Number of restricted shares
Nonvested restricted shares outstanding at beginning of the year (in shares) | shares	0
Granted (in shares) | shares	33,948,333
Vested (in shares) | shares	(150,000)
Forfeited (in shares) | shares	(1,430,000)
Nonvested restricted shares outstanding at end of the year (in shares) | shares	32,368,333
Weighted average grant date fair value
Nonvested restricted shares outstanding at beginning of the year (in dollars per share)	$ 0.00
Granted (in dollars per share)	0.27
Vested (in dollars per share)	(0.28)
Forfeited (in dollars per share)	(0.31)
Nonvested restricted shares outstanding at end of the year (in dollars per share)	$ 0.26
Share-based compensation expense | $	$ 1,566,975
Unrecognized compensation cost related to unvested awards | $	$ 6,986,236
Weighted-average recognition period for unrecognized compensation cost	3 years 4 months 13 days